Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common share, par value $0.01 per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	7.16
Maximum Aggregate Offering Price	$ 64,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,899.16
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers, in addition to the number of shares stated above, an indeterminate amount of shares which may be issued pursuant to the Liberty Latin America 2026 Incentive Plan after the operation of any anti-dilution and other provisions under such plan. (b) Based upon the average of the high and low trading prices reported for the Registrant's Class A common shares, par value $0.01 per share, on the Nasdaq Global Select Market on July 10, 2026. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C common share, par value $0.01 per share
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit	7.10
Maximum Aggregate Offering Price	$ 127,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,649.18
Offering Note	See Offering Note 1(a). Based upon the average of the high and low trading prices reported for the Registrant's Class C common shares, par value $0.01 per share, on the Nasdaq Global Select Market on July 10, 2026. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act.